Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Statements of Comprehensive Loss
Net income (loss)	$ (6,991)	$ (12,351)	$ (38,905)	$ (41,734)
Currency translation adjustment	(229)	(61)	(311)	1
Comprehensive loss	$ (7,220)	$ (12,412)	$ (39,216)	$ (41,733)